SEGMENT INFORMATION (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	€ 39,944,000	€ 29,975,000
Depreciation and amortization	(377,000)	(543,000)
Operating expenses	(53,057,000)	(35,764,000)
NET INCOME/(LOSS) BEFORE TAX	(13,045,000)	(6,034,000)
Income tax benefit/(expense)	(222,000)
NET INCOME/(LOSS) FOR THE YEAR	13,267,000	6,777,000
Attributable to equity holders of the Parent	13,300,000	6,773,000
Income tax benefit/(expense)	222,000
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			€ 70,497,000	€ 61,583,000
Depreciation and amortization			(932,000)	(1,193,000)
Operating expenses			(84,746,000)	(77,460,000)
Finance costs			520,000	269,000
NET INCOME/(LOSS) BEFORE TAX			14,769,000	16,146,000
Income tax benefit/(expense)			(1,510,000)	53,000
NET INCOME/(LOSS) FOR THE YEAR			16,274	16,191
Attributable to equity holders of the Parent			(16,274,000)	(16,191,000)
Finance costs			(520,000)	(269,000)
Income tax benefit/(expense)			1,510,000	(53,000)
Spain [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	25,641	21,512
Personnel expenses	(155)	(129)
Depreciation and amortization	(93)	(287)
Other operating expenses	(27,543)	(18,857)
Operating expenses	(27,791)	(19,273)
OPERATING INCOME/(LOSS)	(2,150)	(2,239)
Finance income	(2)	0
Finance costs		4
Net financial results	(2)	4
NET INCOME/(LOSS) BEFORE TAX	(2,152)	2,235
Income tax benefit/(expense)	181	559
NET INCOME/(LOSS) FOR THE YEAR	(1,971)	1,676
Attributable to equity holders of the Parent	(1,971)	1,676
Attributable to non-controlling interests	0	0
OPERATING INCOME/(LOSS)	2,150	2,239
Finance costs		(4)
Net financial results	2	(4)
Income tax benefit/(expense)	(181)	(559)
Spain [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			48,279	44,058
Personnel expenses			(275)	(234)
Depreciation and amortization			(470)	(746)
Other operating expenses			(43,230)	(44,125)
Operating expenses			(43,975)	(45,105)
OPERATING INCOME/(LOSS)			4,304	(1,047)
Finance income			0	0
Finance costs			332	3
Net financial results			332	3
NET INCOME/(LOSS) BEFORE TAX			3,972	(1,050)
Income tax benefit/(expense)			1,077	400
NET INCOME/(LOSS) FOR THE YEAR			2,895	(650)
Attributable to equity holders of the Parent			2,895	(650)
OPERATING INCOME/(LOSS)			(4,304)	1,047
Finance costs			(332)	(3)
Net financial results			(332)	(3)
Income tax benefit/(expense)			(1,077)	(400)
Attributable to non-controlling interests			0	0
Mexico [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	11,549	6,940
Personnel expenses	(3)	(9)
Depreciation and amortization	(2)	(1)
Other operating expenses	(16,391)	(10,299)
Operating expenses	(16,396)	(10,309)
OPERATING INCOME/(LOSS)	(4,847)	3,369
Finance income	192	17
Finance costs	(9)	1
Net financial results	183	(16)
NET INCOME/(LOSS) BEFORE TAX	(4,664)	(3,353)
Income tax benefit/(expense)	0	(0)
NET INCOME/(LOSS) FOR THE YEAR	(4,664)	(3,353)
Attributable to equity holders of the Parent	(4,664)	(3,353)
Attributable to non-controlling interests	0	0
OPERATING INCOME/(LOSS)	4,847	(3,369)
Finance costs	9	(1)
Net financial results	(183)	16
Income tax benefit/(expense)	0	0
Mexico [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			18,422	15,222
Personnel expenses			(18)	(6)
Depreciation and amortization			(1)	(1)
Other operating expenses			(26,277)	(21,754)
Operating expenses			(26,296)	(21,761)
OPERATING INCOME/(LOSS)			(7,874)	(6,539)
Finance income			0	0
Finance costs			(7)	(0)
Net financial results			(7)	(0)
NET INCOME/(LOSS) BEFORE TAX			(7,867)	(6,539)
Income tax benefit/(expense)			(0)	0
NET INCOME/(LOSS) FOR THE YEAR			(7,867)	(6,539)
Attributable to equity holders of the Parent			(7,867)	(6,539)
OPERATING INCOME/(LOSS)			7,874	6,539
Finance costs			7	0
Net financial results			7	0
Income tax benefit/(expense)			0	0
Attributable to non-controlling interests			0	0
Colombia [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,048	870
Personnel expenses	(52)	(57)
Depreciation and amortization	(1)	0
Other operating expenses	(3,750)	(1,265)
Operating expenses	(3,803)	(1,322)
OPERATING INCOME/(LOSS)	(1,755)	452
Finance income	3	0
Finance costs	(3)	(0)
Net financial results		(0)
NET INCOME/(LOSS) BEFORE TAX	(1,755)	(452)
Income tax benefit/(expense)	0	(0)
NET INCOME/(LOSS) FOR THE YEAR	(1,755)	(452)
Attributable to equity holders of the Parent	(1,755)	(452)
Attributable to non-controlling interests	0	0
OPERATING INCOME/(LOSS)	1,755	(452)
Finance costs	3	0
Net financial results		0
Income tax benefit/(expense)	0	0
Colombia [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			2,355	1,505
Personnel expenses			(108)	(79)
Depreciation and amortization			(2)	0
Other operating expenses			(3,497)	(3,909)
Operating expenses			(3,607)	(3,988)
OPERATING INCOME/(LOSS)			(1,252)	(2,483)
Finance income			0	0
Finance costs			(0)	(0)
Net financial results			(0)	(0)
NET INCOME/(LOSS) BEFORE TAX			(1,252)	(2,483)
Income tax benefit/(expense)			(0)	0
NET INCOME/(LOSS) FOR THE YEAR			(1,252)	(2,483)
Attributable to equity holders of the Parent			(1,252)	(2,483)
OPERATING INCOME/(LOSS)			1,252	2,483
Finance costs			0	0
Net financial results			0	0
Income tax benefit/(expense)			0	0
Attributable to non-controlling interests			0	0
Other Operations [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	483	118
Personnel expenses	(91)	(85)
Depreciation and amortization	(50)	0
Other operating expenses	(674)	(181)
Operating expenses	(815)	(266)
OPERATING INCOME/(LOSS)	(332)	148
Finance income	3	0
Finance costs	(39)	55
Net financial results	(36)	55
NET INCOME/(LOSS) BEFORE TAX	(368)	(203)
Income tax benefit/(expense)	0	(62)
NET INCOME/(LOSS) FOR THE YEAR	(368)	(141)
Attributable to equity holders of the Parent	(401)	(137)
Attributable to non-controlling interests	33	(4)
OPERATING INCOME/(LOSS)	332	(148)
Finance costs	39	(55)
Net financial results	36	(55)
Income tax benefit/(expense)	0	62
Other Operations [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			329	731
Personnel expenses			(174)	0
Depreciation and amortization			(3)	0
Other operating expenses			(289)	(550)
Operating expenses			(466)	(550)
OPERATING INCOME/(LOSS)			(137)	181
Finance income			0	0
Finance costs			101	126
Net financial results			101	126
NET INCOME/(LOSS) BEFORE TAX			(238)	55
Income tax benefit/(expense)			(118)	38
NET INCOME/(LOSS) FOR THE YEAR			(120)	93
Attributable to equity holders of the Parent			(115)	(5)
OPERATING INCOME/(LOSS)			137	(181)
Finance costs			(101)	(126)
Net financial results			(101)	(126)
Income tax benefit/(expense)			118	(38)
Attributable to non-controlling interests			(5)	98
Supporting [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	19,019	13,991
Personnel expenses	(2,684)	(2,331)
Depreciation and amortization	(231)	(255)
Other operating expenses	(20,116)	(15,435)
Operating expenses	(23,031)	(18,021)
OPERATING INCOME/(LOSS)	(4,012)	4,030
Finance income	188	285
Finance costs	(255)	328
Net financial results	(67)	43
NET INCOME/(LOSS) BEFORE TAX	(4,079)	(4,073)
Income tax benefit/(expense)	(403)	245
NET INCOME/(LOSS) FOR THE YEAR	(4,482)	(4,318)
Attributable to equity holders of the Parent	(4,482)	(4,318)
Attributable to non-controlling interests	0	0
OPERATING INCOME/(LOSS)	4,012	(4,030)
Finance costs	255	(328)
Net financial results	67	(43)
Income tax benefit/(expense)	403	(245)
Supporting [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			31,046	27,743
Personnel expenses			(4,582)	(4,783)
Depreciation and amortization			(456)	(446)
Other operating expenses			(35,298)	(28,503)
Operating expenses			(40,336)	(33,732)
OPERATING INCOME/(LOSS)			(9,290)	(5,989)
Finance income			602	232
Finance costs			696	372
Net financial results			94	140
NET INCOME/(LOSS) BEFORE TAX			(9,384)	(6,129)
Income tax benefit/(expense)			551	(385)
NET INCOME/(LOSS) FOR THE YEAR			(9,935)	(6,514)
Attributable to equity holders of the Parent			(9,935)	(6,514)
OPERATING INCOME/(LOSS)			9,290	5,989
Finance costs			(696)	(372)
Net financial results			(94)	(140)
Income tax benefit/(expense)			(551)	385
Attributable to non-controlling interests			0	0
Eliminations [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	(18,796)	(13,456)
Personnel expenses	0	0
Depreciation and amortization	0	0
Other operating expenses	18,779	13,427
Operating expenses	18,779	13,427
OPERATING INCOME/(LOSS)	(17)	29
Finance income	(251)	(255)
Finance costs	241	(96)
Net financial results	(10)	159
NET INCOME/(LOSS) BEFORE TAX	(27)	(188)
Income tax benefit/(expense)	0	1
NET INCOME/(LOSS) FOR THE YEAR	(27)	(189)
Attributable to equity holders of the Parent	(27)	(189)
Attributable to non-controlling interests	0	0
OPERATING INCOME/(LOSS)	17	(29)
Finance costs	(241)	96
Net financial results	10	(159)
Income tax benefit/(expense)	0	(1)
Eliminations [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			(29,934)	(27,676)
Personnel expenses			0	0
Depreciation and amortization			0	0
Other operating expenses			29,934	27,676
Operating expenses			29,934	27,676
OPERATING INCOME/(LOSS)			0	0
Finance income			(434)	(232)
Finance costs			(434)	(232)
Net financial results			(0)	(0)
NET INCOME/(LOSS) BEFORE TAX			0	0
Income tax benefit/(expense)			(0)	0
NET INCOME/(LOSS) FOR THE YEAR			0	0
Attributable to equity holders of the Parent			0	0
OPERATING INCOME/(LOSS)			(0)	(0)
Finance costs			434	232
Net financial results			0	0
Income tax benefit/(expense)			0	0
Attributable to non-controlling interests			0	0
Total Group [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Revenue	39,944	29,975
Personnel expenses	(2,985)	(2,611)
Depreciation and amortization	(377)	(543)
Other operating expenses	(49,695)	(32,610)
Operating expenses	(53,057)	(35,764)
OPERATING INCOME/(LOSS)	(13,113)	5,789
Finance income	133	47
Finance costs	(65)	292
Net financial results	68	245
NET INCOME/(LOSS) BEFORE TAX	(13,045)	(6,034)
Income tax benefit/(expense)	(222)	743
NET INCOME/(LOSS) FOR THE YEAR	(13,267)	(6,777)
Attributable to equity holders of the Parent	(13,300)	(6,773)
Attributable to non-controlling interests	33	(4)
OPERATING INCOME/(LOSS)	13,113	(5,789)
Finance costs	65	(292)
Net financial results	(68)	(245)
Income tax benefit/(expense)	€ 222	€ (743)
Total Group [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Revenue			70,497	61,583
Personnel expenses			(5,157)	(5,102)
Depreciation and amortization			(932)	(1,193)
Other operating expenses			(78,657)	(71,165)
Operating expenses			(84,746)	(77,460)
OPERATING INCOME/(LOSS)			(14,249)	(15,877)
Finance income			168	0
Finance costs			688	269
Net financial results			520	269
NET INCOME/(LOSS) BEFORE TAX			(14,769)	(16,146)
Income tax benefit/(expense)			1,510	53
NET INCOME/(LOSS) FOR THE YEAR			(16,279)	(16,093)
Attributable to equity holders of the Parent			(16,274)	(16,191)
OPERATING INCOME/(LOSS)			14,249	15,877
Finance costs			(688)	(269)
Net financial results			(520)	(269)
Income tax benefit/(expense)			(1,510)	(53)
Attributable to non-controlling interests			€ (5)	€ 98